Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures

Summarized financial information for discontinued operations is as follows:

Discontinued operations
(in millions)	2012	2011	2010
Net interest revenue	$-	$-	$9
Noninterest expense:
Staff	-	-	4
Professional, legal and other purchased services	-	-	4
Net occupancy	-	-	1
Other	-	-	3
Total noninterest expense	-	-	12
Loss from operations	-	-	(3)
Loss on assets held for sale	-	-	(106)
Loss on sale of MUNB	-	-	(1)
Benefit for income taxes	-	-	(44)
Net (loss) from discontinued operations	$-	$-	$(66)